SCHEDULE OF ACCOUNTS PAYABLE, ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 760,164	$ 2,044,729
Retention payable	14,422	6,074
Accrued expenses and other payables	827,508	241,305
Accounts payable, accruals, and other current liabilities	1,602,094	2,292,108
Accounts payable, accruals, and other current liabilities including related parties	1,602,094	2,571,606
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable – related parties		$ 279,498